Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.10%)	(8.70%)	(9.90%)
Effect of non-deductible expense	2.60%	3.60%	2.20%
Additional deduction for development and research expense	(11.10%)	(5.60%)	(4.50%)
Income tax expense	6.40%	14.30%	12.80%